PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment
At the beginning of the year	$ 111,389,656
At the end of the year	101,936,609	$ 111,389,656
Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	259,339,790	275,120,296
Revaluation	(4,991,822)	(4,559,158)
Additions	19,651,736	24,004,190
Disposals	(16,674,370)	(35,225,538)
At the end of the year	257,325,334	259,339,790
Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(147,950,134)	(150,521,632)
Disposals	11,855,522	26,762,242
Of the Year	(19,294,113)	(24,190,744)
At the end of the year	(155,388,725)	$ (147,950,134)
Furniture and facilities [member]
Changes in property, plant and equipment
At the beginning of the year	$ 4,865,491
Useful Life	10 years	10 years
At the end of the year	$ 4,268,708	$ 4,865,491
Furniture and facilities [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	30,724,329	30,637,833
Additions	494,582	852,961
Disposals	(375,289)	(766,465)
At the end of the year	30,843,622	30,724,329
Furniture and facilities [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(25,858,838)	(25,224,510)
Disposals	545,450	899,562
Of the Year	(1,261,526)	(1,533,890)
At the end of the year	(26,574,914)	$ (25,858,838)
Machinery and equipment [member]
Changes in property, plant and equipment
At the beginning of the year	$ 14,619,425
Useful Life	5 years	5 years
At the end of the year	$ 13,721,194	$ 14,619,425
Machinery and equipment [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	116,818,141	109,365,229
Additions	5,191,567	8,889,669
Disposals	(439,459)	(1,436,757)
At the end of the year	121,570,249	116,818,141
Machinery and equipment [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(102,198,716)	(97,374,493)
Disposals	471,854	1,384,606
Of the Year	(6,122,193)	(6,208,829)
At the end of the year	(107,849,055)	$ (102,198,716)
Vehicles [member]
Changes in property, plant and equipment
At the beginning of the year	$ 2,864,871
Useful Life	5 years	5 years
At the end of the year	$ 1,830,768	$ 2,864,871
Vehicles [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	4,978,964	5,096,091
Additions	249,499	1,122,595
Disposals	(1,670,810)	(1,239,722)
At the end of the year	3,557,653	4,978,964
Vehicles [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(2,114,093)	(2,234,305)
Disposals	1,250,739	1,028,563
Of the Year	(863,531)	(908,351)
At the end of the year	(1,726,885)	$ (2,114,093)
Right of use assets
Changes in property, plant and equipment
At the beginning of the year	$ 8,913,205
Useful Life	5 years	5 years
At the end of the year	$ 7,927,265	$ 8,913,205
Right of use assets | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	20,879,928	36,784,408
Additions	8,768,042	7,294,637
Disposals	(9,626,791)	(23,199,117)
At the end of the year	20,021,179	20,879,928
Right of use assets | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(11,966,723)	(21,059,875)
Disposals	9,587,479	23,205,587
Of the Year	(9,714,670)	(14,112,435)
At the end of the year	(12,093,914)	(11,966,723)
Construction in progress [member]
Changes in property, plant and equipment
At the beginning of the year	12,317,877
At the end of the year	12,737,123	12,317,877
Construction in progress [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	12,317,877	16,338,250
Additions	4,948,046	4,196,691
Disposals	(4,528,800)	(8,217,064)
At the end of the year	12,737,123	$ 12,317,877
Land and buildings [member]
Changes in property, plant and equipment
At the beginning of the year	$ 67,808,787
Useful Life	50 years	50 years
At the end of the year	$ 61,451,551	$ 67,808,787
Land and buildings [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	73,620,551	76,898,485
Revaluation	(4,991,822)	(4,559,158)
Additions		1,647,637
Disposals	(33,221)	(366,413)
At the end of the year	68,595,508	73,620,551
Land and buildings [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(5,811,764)	(4,628,449)
Disposals		243,924
Of the Year	(1,332,193)	(1,427,239)
At the end of the year	$ (7,143,957)	$ (5,811,764)